CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 282	$ 57	$ 638	$ 82
Cost of goods sold	234	45	432	91
Gross profit (loss)	48	12	206	(9)
Operating expenses:
Research and development	1,948	432	3,425	1,079
Selling, general and administrative	22,259	8,294	41,498	6,834
Total operating expenses	24,207	8,726	44,923	7,913
Loss from operations	(24,159)	(8,714)	(44,717)	(7,922)
Other income (expense):
Management fee income	30	20	79	35
Convertible Notes fair value adjustment	0	(299)	(5,067)	0
Debt extinguishment expense			(1,485)	0
Interest expense, net	(1,643)	(405)	(5,133)	(522)
Other income and expense			230	0
Loss before income taxes			(56,093)	(8,409)
Income tax expense	0	0	0	0
Net loss	$ (25,772)	$ (9,398)	$ (56,093)	$ (8,409)
Net loss applicable to common stockholders per basic common share:
Basic (in dollars per share)	$ (0.32)	$ (0.19)	$ (1.06)	$ (0.17)
Diluted (in dollars per share)	$ (0.32)	$ (0.19)	$ (1.06)	$ (0.17)
Weighted average common shares outstanding:
Basic (in shares)	81,009,268	49,131,554	52,888,268,000	49,676,523,000
Diluted (in shares)	81,009,268	49,131,554	52,888,268,000	49,676,523,000